Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Demand deposits	₩ 102,928,642	₩ 93,632,192
Time deposits	129,483,260	126,325,628
Negotiable certificates of deposits	7,583,365	6,478,626
Note discount deposits	3,423,459	4,581,276
Cash management account deposits	4,197,146	2,473,048
Other deposits	1,803,352	1,647,188
Deposits, Total	₩ 249,419,224	₩ 235,137,958